Non-current assets held for sale - Breakdown (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current assets held for sale
Non-current assets held for sale	$ 551	$ 935	$ 1,277
Gains/(losses) on disposal of non-current assets held for sale not classified as discontinued operations (net)	$ 9	$ 42	$ 38